Income Tax (Tables)	12 Months Ended
Aug. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation
	August 31 2019 $	August 31 2018 $

Loss before taxes	(4,158,413)	(6,609,187)
Expected income tax recovery	(883,841)	(1,322,068)
Non-deductible items	8,544	2,724
Change in estimates	948	(54,057)
Effect of changes in foreign and long-term tax rates	—	1,816,659
Change in valuation allowance	874,349	(443,258)
Total income taxes	—	—

Schedule of deferred taxes assets and liabilities
	August 31 2019 $	August 31 2018 $
Non-capital losses	5,022,441	4,130,915
Marketable securities	2,300	1,789
Property plant and equipment	—	24
Total unrecognized deferred tax assets	5,024,741	4,132,728

Schedule of carryforwards net operating loss
Year	Amount
2025	76,000
2026	508,000
2027	1,056,000
2028	720,000
2029	753,000
2030	552,000
2031	538,000
2032	252,000
2033	344,000
2034	3,257,000
2035	1,934,000
2036	1,150,000
2037	1,857,000
Indefinite	11,249,000
24,246,000